Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (37,849,665)	$ (77,208,118)	$ (8,238,513)
Net income (loss) from discontinued operations			1,400,100
Net loss from continuing operations	(37,849,665)	(77,208,118)	(9,638,613)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for expected credit losses	9,850,811
Depreciation	13,200	1,445,573	1,536,178
Amortization	5,843,813	4,450,895	2,180,917
Research and development expenses		52,000,000
Stock compensation expense	3,493,563	4,732,700	5,717,900
Impairment loss of long-lived assets	9,357,062		99,943
Gain on disposal of equipment		(94,984)
Gain on debt settlement			(25,092)
Changes in operating assets and liabilities
Accounts receivable	157,170	683,730	(3,191,711)
Other receivables	1,318,718	8,900	(6,600)
Prepayments	(152,623)	(15,964,364)	(3,247,827)
Accounts payable	(500,000)	3,770,945
Other payables and accrued liabilities	589,222	368,466	174,104
Deferred revenue		(3,596,821)	3,596,821
Net cash used in operating activities	(7,878,729)	(29,403,078)	(2,803,980)
CASH FLOWS FROM INVESTING ACTIVITIES:
Prepayments for intangible assets			(52,000,000)
Purchase of equipment		(39,602)	(2,020,000)
Purchase of intangible assets		(15,180,000)	(12,903,243)
Proceeds from sales of equipment		999,950
Net cash used in investing activities from continuing operations		(14,219,652)	(66,923,243)
Net cash provided by investing activities from discontinued operations			1,400,100
Net cash used in investing activities		(14,219,652)	(65,523,143)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from related parties	217,116	352,173
Proceeds from sale of units, net of offering costs	5,018,985
Proceeds from sale of ordinary shares, net of offering costs	1,500,000	43,937,202	62,341,025
Proceeds from exercise of warrants	509,788	31,479	5,171,591
Net cash provided by financing activities	7,245,889	44,320,854	67,512,616
NET CHANGE IN CASH AND CASH EQUIVALENTS	(632,840)	698,124	(814,507)
CASH AND CASH EQUIVALENTS, beginning of year	872,313	174,189	988,696
CASH AND CASH EQUIVALENTS, end of year	239,473	872,313	174,189
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Ordinary shares issued for acquisition of equipment			3,818,000
Ordinary shares issued for acquisition of intangible assets	3,600,000		1,550,000
Transfer of prepayments to intangible assets		2,565,527
Unpaid receivable from disposal of equipment		$ 6,819,050